Property, Plant And Equipment And Construction In Progress (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Depreciation	$ 1,772,908	$ 945,528	$ 725,365